AIG Life Insurance Company
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:               AIG Life Insurance Company
                  Variable Account II
                  File No. 33-98604
Gentlemen:

Please note that the filing fee has been remitted under Registration Number 33-98604.

Sincerely,

Edward Bacon /s/
----------------
Director Variable Accounting

AIG Life Insurance Company
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:               AIG Life Insurance Company
                  Variable Account II
                  File No. 33-98604

Gentlemen:

I am Associate General Counsel for AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Variable Life Policies (the "Policies") of Variable Account II (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Policies, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form S-6 filed under the Securities Act of 1933 as Registration Number 33-98604.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.


Sincerely,

/s/Kenneth D. Walma

Kenneth D. Walma
Associate General Counsel

                                Rule 24f-2 Notice
                                       For
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                               FILE NOS. 33-90684


Fiscal period for which notice is filed                                12/31/97

Securities registered and unsold at the beginning of the fiscal year          0

Securities registered during this year other than pursuant to Rule 24f-2      0

Sale price of accumulation units sold during fiscal year ending
December 31, 1997                                                    $ 5,752,788

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1997                                                    $ 5,752,788

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 1997                                                       $952,446

Total amount upon which fee calculation is based                      $4,800,342


Fee submitted (.000295)                                                   $1,416








                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                                BY HOWARD GUNTON


                                  /s/Howard Gunton
                                  HOWARD GUNTON
                SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER